As filed with the Securities and Exchange Commission on May 27, 2021

1933 Act Registration No. 33-87254

1940 Act Registration No. 811-08764

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-lA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 58	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 60	☒
(Check appropriate box or boxes.)

PACE® SELECT ADVISORS TRUST

(Exact Name of Registrant as Specified in Charter)

1285 Avenue of the Americas

New York, New York 10019-6028

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 882-3000

KEITH A. WELLER, ESQ.

UBS Asset Management (Americas) Inc.

One North Wacker Drive

Chicago, Illinois 60606

(Name and Address of Agent for Service)

Copies to:

STEPHEN H. BIER, ESQ.
Dechert LLP
Three Bryant Park

1095 Avenue of the Americas

New York, NY 10036
Telephone: (212) 698-3500

Approximate Date of Proposed Public Offering:  June 11, 2021

It is proposed that this filing will become effective (check appropriate box):

☐                 immediately upon filing pursuant to paragraph (b)

☒               on June 11, 2021 pursuant to paragraph (b)

☐                 60 days after filing pursuant to paragraph (a)(1)

☐                 on (date) pursuant to paragraph (a)(1)

☐                 75 days after filing pursuant to paragraph (a)(2)

☐                 on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒               this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest of PACE Select Advisors Trust.

EXPLANATORY NOTE

Post-Effective Amendment No. 57 (the “Amendment”) to the Registration Statement of PACE Select Advisors Trust (the “Registrant”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on April 2, 2021, for the purpose of registering Class P2 shares of each series of the Registrant, except UBS Government Money Market Investments Fund. This Post-Effective Amendment No. 58 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of extending the effective date of the Amendment and designating June 11, 2021, as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No. 58 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 58 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 27th day of May, 2021.

PACE SELECT ADVISORS TRUST

By:	/s/ Eric Sanders
Eric Sanders
Vice President and Assistant Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Alan S. Bernikow	Trustee	May 27, 2021
Alan S. Bernikow*

/s/ Richard R. Burt	Trustee	May 27, 2021
Richard R. Burt*

/s/ Igor Lasun	President	May 27, 2021
Igor Lasun**

/s/ Joanne M. Kilkeary	Vice President, Treasurer and Principal	May 27, 2021
Joanne M. Kilkeary	Accounting Officer

/s/ Meyer Feldberg	Trustee and Chairman of the Board	May 27, 2021
Meyer Feldberg*	of Trustees

/s/ Bernard H. Garil	Trustee	May 27, 2021
Bernard H. Garil*

/s/ Heather R. Higgins	Trustee	May 27, 2021
Heather R. Higgins*

*

Signatures affixed by Stephen H. Bier pursuant to Powers of Attorney dated November 22, 2010 and incorporated by reference from Post-Effective Amendment No. 31 to the Registrant’s registration statement, SEC File No. 33-87254, filed November 26, 2010.

**

Signature affixed by Stephen H. Bier pursuant to Power of Attorney dated November 19, 2018 and incorporated by reference from Post-Effective Amendment No. 52 to the Registrant’s registration statement, SEC File No. 33-87254, filed November 28, 2018.